Deferred income (Tables)	12 Months Ended
Dec. 31, 2020
Deferred income
Schedule of deferred income

	December 31, 2020	December 31, 2019
Within one year	86,481	165,389
Within two years	—	165,390
Total deferred income	86,481	330,779